Financial Instruments (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended		12 Months Ended
	Sep. 05, 2025	Jul. 02, 2024	Oct. 01, 2021	Oct. 31, 2023	Oct. 31, 2021	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 05, 2024	Jun. 30, 2020
Financial Instruments [Line Items]
Short term deposits						$ 857	$ 848
Warrant exercised			$ 468,500				2,028
Warrants issued (in Shares)		1,972
Exercise price per share (in Dollars per share)									$ 60
Warrants amount		$ 2,028				$ 47
Top of Range [Member]
Financial Instruments [Line Items]
Bear fixed interest, percentage						0.20%
Warrants issued (in Shares)				21,739
Exercise price per share (in Dollars per share)		$ 4,000
Bottom of Range [Member]
Financial Instruments [Line Items]
Bear fixed interest, percentage						4.46%
Warrants issued (in Shares)				2,778
Exercise price per share (in Dollars per share)		$ 250
ADS [Member]
Financial Instruments [Line Items]
Exercise price per share (in Dollars per share)										$ 1,800
Warrants exercise price per share (in Dollars per share)										$ 250
Depositary shares (in Shares)		28,168
Series A-1 Warrants [Member]
Financial Instruments [Line Items]
Aggregate warrants shares (in Shares)		24,897
Series A-2 Warrants [Member]
Financial Instruments [Line Items]
Aggregate warrants shares (in Shares)		31,438
Credit Risk [Member]
Financial Instruments [Line Items]
Short term deposits						$ 9,574	$ 8,249
Short term deposits guaranteed for leases and credit						157
Short term deposits						700
Convertible note amount					$ 1,500
Convertible warrants (in Shares)					300,000
Termination exercise price (in Dollars per share)					$ 5
Warrants [Member]
Financial Instruments [Line Items]
Warrants issued (in Shares)	1,199,999
Warrants amount						$ 4,027